497(e)
                                                                      333-130988

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 27, 2009 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) STRATEGIES 901

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix III: State contract availability and/or variations of certain features and benefits" of the Prospectus. For Missouri and Vermont, the information below replaces the information in the Prospectus.


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State           Features and benefits        Contract type        Availability or variation
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
MASSACHUSETTS   See "Annual administrative   All contract types   We do not deduct amounts from the guaranteed interest
                charge" in the "Charges                           option for the Annual administrative charge.
                under the contracts"
                section under "Charges
                and expenses"

                See "Withdrawal charge"                           Waivers (12), (13), and (14) are not available.
                in the "Charges under the
                contracts" section under
                "Charges and expenses"
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MISSOURI        See "Withdrawal charge"      All contract types   Waiver (12) regarding total disability is not available.
                in the "Charges under the
                contracts" section under
                "Charges and expenses"
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NEW HAMPSHIRE   See "Withdrawal charge"      All contract types   Waiver (14) regarding the definition of a nursing home is
                in the "Charges under the                         changed to "(a) a provider of skilled nursing care service",
                contracts" section under                          while it only needs to "provide continuous room and
                "Charges and expenses"                            board."
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PENNSYLVANIA    See "Loans" under            All contract types   Taking a loan in excess of Internal Revenue Code limits
                "Accessing your money"                            may result in adverse tax consequences. Please consult
                                                                  your tax adviser before taking a loan that exceeds the
                                                                  Internal Revenue Code limits.

                See "Tax information"                             100% of the certificate owner's cash value is available
                                                                  for a loan (if loans are permitted by the Plan).
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VERMONT         See "Loans" under            All contract types   Taking a loan in excess of Internal Revenue Code limits
                "Accessing your money"                            may result in adverse tax consequences. Please consult
                                                                  your tax adviser before taking a loan that exceeds the
                                                                  Internal Revenue Code limits.

                See "Tax information"                             100% of the certificate owner's cash value is available
                                                                  for a loan (if loans are permitted by the Plan).
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

        EQUI-VEST(R) is a registered service mark of AXA Equitable Life
                               Insurance Company.
                 Distributed by its affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2009. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


888-568 (8/09)                                                   142544 (8/09)
EV901/NB                                                                x02798